Discontinued operations - Schedule of Assets and Liabilities of Disposal (Details) - Assets and Liabilities of Disposal [Member] ¥ in Thousands	Apr. 30, 2026 CNY (¥)
Discontinued operations - Schedule of Assets and Liabilities of Disposal (Details) [Line Items]
Disposal consideration receivable	¥ 9,250
Carrying amount of net liabilities disposed	538
Gain on disposal before income tax	9,788
Income tax expense on gain	0
Gain on disposal after income tax	9,788
Prepayments, other receivables and other assets	466
Total assets	466
Trade payables	(892)
Other payables and accruals	(112)
Total liabilities	(1,004)
Net liabilities	¥ (538)